Organization and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 1,853,414	$ 1,972,481	$ 4,166,537	$ 2,135,783	$ 5,997,987	$ 828,920
Consulting and staffing services [Member]
Total revenue	1,576,662	1,605,894	3,490,056	1,605,894	4,792,607
Permanent placement fees [Member]
Total revenue	153,140	118,103	290,767	158,381	274,030	130,719
License and other [Member]
Total revenue	46,856	130,365	231,831	130,365	486,388
Career services [Member]
Total revenue	42,408	33,483	79,342	72,765	138,384	158,822
Marketing and publishing [Member]
Total revenue	$ 34,348	$ 84,636	$ 74,541	$ 168,378	$ 306,578	$ 539,379